UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 165.7%
Long-Term Municipal Bonds - 165.4%
New York - 136.5%
Albany NY IDA (St Peters Hospital)
Series A
5.75%, 11/15/22	$205	$200,699
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19	380	359,951
Erie Cnty NY IDA (Buffalo NY SD GO)
FSA Series 03
5.75%, 5/01/23	1,250	1,302,175
Hempstead NY IDA (Adelphi Univ)
Series 02
5.50%, 6/01/32	1,320	1,325,359
Long Island Pwr Auth NY
FGIC Series 06A
5.00%, 12/01/19	650	672,730
Madison Cnty NY IDA (Oneida Health Sys)
ASSET GTY Series 01
5.35%, 2/01/31	1,500	1,272,585
Metropolitan Trnsp Auth NY
Series 02A
5.125%, 11/15/31	5,500	5,409,855
New York NY GO
Series 01B
5.50%, 12/01/31 (Prerefunded/ETM)	5,000	5,553,050
Series 04G
5.00%, 12/01/23	780	798,595
Series 04I
5.00%, 8/01/21	1,000	1,032,940
Series 1
5.75%, 3/01/17	260	282,940
Series C
5.50%, 9/15/19	95	101,949
5.50%, 9/15/19 (Prerefunded/ETM)	905	1,058,253

New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	1,250	1,222,850
New York NY IDA (Brooklyn Navy Yard Cogen)
Series 97
5.75%, 10/01/36	2,000	1,323,440
New York NY IDA (Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	400	323,672
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24 (a)	200	180,278
New York NY Mun Wtr Fin Auth
Series 02A
5.125%, 6/15/34	5,000	5,025,400
Series 03A
5.00%, 6/15/27	2,000	2,046,360
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,131,460
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	5,000	5,067,700
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/26 (b)	3,000	3,125,550
New York St Dormitory Auth
MBIA
5.25%, 8/15/31 (Prerefunded/ETM)	290	317,199
MBIA Series 01B
5.25%, 8/15/31 (Prerefunded/ETM)	3,220	3,522,004
New York St Dormitory Auth (Cabrini Westchester)
GNMA
5.10%, 2/15/26	500	510,205
New York St Dormitory Auth (Maimonides Med Ctr)
MBIA Series 04
5.75%, 8/01/29	5,000	5,108,450
New York St Dormitory Auth (New York St Mental Health Svc)
MBIA
5.25%, 8/15/31	1,990	1,999,453
New York St Dormitory Auth (New York St Pers Income Tax)
Series 07A
5.00%, 7/01/22	300	277,875

New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	345	337,348
New York St Dormitory Auth (NYU Hosp Center)
Series B
5.25%, 7/01/24	190	176,786
New York St Dormitory Auth (Willow Towers, Inc.)
GNMA Series 02
5.40%, 2/01/34	2,500	2,578,475
New York St Enviro Fac Corp. (Revolving Funds - NYC Muni Wtr)
5.00%, 6/15/24 - 6/15/27 (b)	3,000	3,164,730
New York St HFA MFHR (Patchogue Apts)
SONYMA Series 02A
5.35%, 2/15/29	2,090	2,023,559
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	11,000	10,672,750
New York St Pwr Auth
MBIA Series C
5.00%, 11/15/19	1,320	1,469,186
New York St UDC
Series 02A
5.25%, 3/15/32 (Prerefunded/ETM)	5,000	5,572,400
Niagara Cnty NY IDA (Niagara Univ)
ASSET GTY Series 01A
5.40%, 11/01/31	1,435	1,276,748
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,000	737,760
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	185	150,557
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,098,360
Triborough Brdg & Tunl Auth NY
Series 01A
5.00%, 1/01/32	755	755,982
5.00%, 1/01/32 (Prerefunded/ETM)	2,245	2,468,624
Series 02A
5.125%, 1/01/31 (Prerefunded/ETM)	2,500	2,753,300
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	229,008

Yonkers NY IDA (Malotz Skilled Nursing Fac)
MBIA Series 99
5.65%, 2/01/39	1,200	1,163,184

		92,181,734

California - 1.4%
California GO
Series 04
5.00%, 2/01/33	1,000	927,530

Colorado - 0.5%
Northwest Met Dist #3 Co.
6.125%, 12/01/25	500	316,370

Florida - 4.8%
Capital Region CDD FL
Series 01A-2
6.85%, 5/01/31	1,095	953,909
Hamal CDD FL
Series 01
6.65%, 5/01/21 (Prerefunded/ETM)	1,085	1,204,263
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,135	1,067,184

		3,225,356

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24 (c)	500	251,745

Ohio - 0.4%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	300	253,908

Pennsylvania - 0.3%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	305	245,553

Puerto Rico - 21.1%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Prerefunded/ETM)	3,050	3,453,667
Puerto Rico GO
5.50%, 8/01/28	4,000	3,999,960
Series 01A
5.50%, 7/01/19	500	497,710
Series 04A
5.25%, 7/01/19	510	495,103
Puerto Rico HFC SFMR (Puerto Rico HFC)
GNMA Series 01C
5.30%, 12/01/28	1,690	1,671,140

Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Prerefunded/ETM)	3,250	3,610,620
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N
5.50%, 7/01/22	585	550,391

		14,278,591

Total Long-Term Municipal Bonds (cost $110,424,008)		111,680,787

Short-Term Municipal Notes - 0.3%
New York - 0.3%
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.33%, 12/01/35 (d) (cost $200,000)	200	200,000

Total Investments - 165.7%
(cost $110,624,008) (e)		111,880,787
Other assets less liabilities - (5.3)%		(3,552,500)
Preferred Stock at redemption value - (60.4)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$67,528,287

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$7,500	12/15/11	1.828%	SIFMA	*	$(50,244)
JP Morgan Chase	7,500	9/18/10	2.080%	SIFMA	*	(133,559)
JP Morgan Chase	7,500	11/20/10	1.855%	SIFMA	*	(126,377)
Merrill Lynch	1,200	7/30/26	4.090%	SIFMA	*	(111,000)
Merrill Lynch	1,300	8/09/26	4.063%	SIFMA	*	(125,544)
Merrill Lynch	2,000	11/15/26	4.377%	SIFMA	*	(273,409)

(a)	Variable rate coupon, rate shown as of July 31, 2009.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2009.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,110,466 and gross unrealized depreciation of investments was $(2,853,687), resulting in net unrealized appreciation of $1,256,779.

(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2009, the Fund held 28.7% of net assets in insured bonds (of this amount 6.7% represents the Fund’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSET GTY	- Asset Guaranty Insurance Company
CDD	- Community Development District
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
SD	- School District
SFMR	- Single Family Mortgage Revenue
SONYMA	- State of New York Mortgage Agency
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$111,880,787	$—	$111,880,787

Total Investments in Securities	—	111,880,787	—	111,880,787
Other Financial Instruments*	—	(820,133)	—	(820,133)

	$—	$111,060,654	$—	$111,060,654

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$(247,553)	$(247,553)
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	247,553	247,553

Balance as of 7/31/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009